Financial Instruments - Summary of Short-term Investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Short-term investments	R$ 3,453,772	R$ 1,993,037
Long-term investments	214,765	1,238,476
Investments	3,668,537	3,231,513
Change in fair value in OCI	(6,971)	216,466	R$ 40,336
Listed securities
Disclosure of risk management strategy related to hedge accounting [line items]
Short-term investments	1,276,099	645,826
Long-term investments	182,139	1,215,791
Unlisted securities
Disclosure of risk management strategy related to hedge accounting [line items]
Short-term investments	2,177,673	1,347,211
Long-term investments	32,626	22,685
Treasury notes
Disclosure of risk management strategy related to hedge accounting [line items]
Short-term, Listed securities	923,098	344,032
Structured notes linked to LFTs
Disclosure of risk management strategy related to hedge accounting [line items]
Short-term, Listed securities	2,159,938	1,336,344
Corporate bonds
Disclosure of risk management strategy related to hedge accounting [line items]
Short-term, Listed securities	369,082	301,794
Bonds
Disclosure of risk management strategy related to hedge accounting [line items]
Investments	3,452,118	1,982,170
Bonds | Listed securities
Disclosure of risk management strategy related to hedge accounting [line items]
Short-term investments	1,276,099	645,826
Long-term investments	0	0
Bonds | Unlisted securities
Disclosure of risk management strategy related to hedge accounting [line items]
Short-term investments	2,176,019	1,336,344
Long-term investments	0	0
Equity securities
Disclosure of risk management strategy related to hedge accounting [line items]
Investments	214,765	1,238,476
Gains (losses) on financial assets at fair value through profit or loss	853,056	1,264,213
Equity securities | Listed securities
Disclosure of risk management strategy related to hedge accounting [line items]
Short-term investments	0	0
Long-term investments	182,139	1,215,791
Equity securities | Unlisted securities
Disclosure of risk management strategy related to hedge accounting [line items]
Short-term investments	0	0
Long-term investments	32,626	22,685
Investment funds
Disclosure of risk management strategy related to hedge accounting [line items]
Investments	1,654	10,867
Investment funds | Listed securities
Disclosure of risk management strategy related to hedge accounting [line items]
Short-term investments	0	0
Long-term investments	0	0
Investment funds | Unlisted securities
Disclosure of risk management strategy related to hedge accounting [line items]
Short-term investments	1,654	10,867
Long-term investments	R$ 0	R$ 0